Summary of Significant Accounting Policies (Changes to AOCL) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Pension and other Postretirement Benefits, beginning period	$ (58,155)
Cumulative translation adjustment, beginning period	(52,148)
Accumulated other comprehensive loss, beginning period	(110,303)	$ (1,505)
Net decrease in fair value of derivatives	204	974
Net losses reclassified from AOCL, offsetting the price paid to suppliers	(204)	(974)
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, net of tax expense of $(3,276), $(1,334), and $0	5,524	2,246	$ 0
Prior service costs reclassified from AOCL	(1,068)	(139)	0
Valuation adjustment for pension and postretirement benefit plans	(9,968)	0
Adjustment due to Spin-Off	0	(60,262)
Net change in cumulative translation adjustment	5,601	(50,643)	(1,505)
Pension and other Postretirement Benefits, end of period	(63,667)	(58,155)
Cumulative translation adjustment, end of period	(46,547)	(52,148)
Accumulated other comprehensive loss, end of period	(110,214)	(110,303)	(1,505)
Derivative Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Derivatives, beginning period	0	0
Net decrease in fair value of derivatives	204	974
Net losses reclassified from AOCL, offsetting the price paid to suppliers	(204)	(974)
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, net of tax expense of $(3,276), $(1,334), and $0	0	0
Prior service costs reclassified from AOCL	0	0
Valuation adjustment for pension and postretirement benefit plans	0	0
Adjustment due to Spin-Off	0	0
Net change in cumulative translation adjustment	0	0
Derivatives, end of period	0	0	0
Pension and OPEB Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Pension and other Postretirement Benefits, beginning period	(58,155)	0
Net decrease in fair value of derivatives	0	0
Net losses reclassified from AOCL, offsetting the price paid to suppliers	0	0
Valuation adjustment for pension and postretirement benefit plans	(9,968)	0
Adjustment due to Spin-Off	0	(60,262)
Net change in cumulative translation adjustment	0	0
Pension and other Postretirement Benefits, end of period	(63,667)	(58,155)	0
Accumulated Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Cumulative translation adjustment, beginning period	(52,148)	(1,505)
Net decrease in fair value of derivatives	0	0
Net losses reclassified from AOCL, offsetting the price paid to suppliers	0	0
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, net of tax expense of $(3,276), $(1,334), and $0	0	0
Prior service costs reclassified from AOCL	0	0
Valuation adjustment for pension and postretirement benefit plans	0	0
Adjustment due to Spin-Off	0	0
Net change in cumulative translation adjustment	5,601	(50,643)
Cumulative translation adjustment, end of period	$ (46,547)	$ (52,148)	$ (1,505)